Property, plant and equipment (Tables)	12 Months Ended
Mar. 29, 2020
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment	10 years
Computer hardware	5 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 15 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 31, 2018	12.3	4.9	41.3	5.6	11.3	0.4	75.8
Additions	6.9	0.8	9.4	1.9	7.0	9.6	35.6
Business combination (note 5)	2.1	—	0.4	—	—	—	2.5
Disposals	—	(0.3)	(2.5)	—	—	—	(2.8)
Transfers	1.0	—	6.2	0.1	2.0	(9.3)	—
March 31, 2019	22.3	5.4	54.8	7.6	20.3	0.7	111.1
Additions	4.4	1.7	17.2	2.4	3.9	23.9	53.5
Disposals	(1.6)	(0.1)	(0.2)	(0.1)	(0.3)	—	(2.3)
Transfers	1.5	1.7	10.6	0.3	1.6	(15.7)	—
March 29, 2020	26.6	8.7	82.4	10.2	25.5	8.9	162.3

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 31, 2018	2.4	2.2	7.2	2.5	1.3	—	15.6
Depreciation	1.7	1.0	6.4	1.5	3.1	—	13.7
Disposals	—	(0.2)	(2.3)	—	—	—	(2.5)
March 31, 2019	4.1	3.0	11.3	4.0	4.4	—	26.8
Depreciation	2.4	1.3	10.6	2.1	4.5	—	20.9
Disposals	(0.2)	—	(0.1)	(0.1)	(0.1)	—	(0.5)
March 29, 2020	6.3	4.3	21.8	6.0	8.8	—	47.2

Net book value
March 31, 2019	18.2	2.4	43.5	3.6	15.9	0.7	84.3
March 29, 2020	20.3	4.4	60.6	4.2	16.7	8.9	115.1